Land use right, net - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
2022	$ 68,427
Intangible assets, net	68,427	$ 171,287
Land use right
Finite-Lived Intangible Assets [Line Items]
2022	12,109
2023	12,109
2024	12,109
2025	12,109
2026	12,109
Thereafter	514,042
Intangible assets, net	$ 574,587	$ 557,179